Feb. 29, 2024

Supplement Dated February 29, 2024

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/PIMCO Income Fund
Effective February 29, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PIMCO Income Fund, please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.